Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
		Oct. 01, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, description				In connection with the Separation, as of October 1, 2016, employee stock options and restricted stock units (“RSUs”) were adjusted and converted into new equity awards of Donnelley Financial, RRD and/or LSC using a 10-day volume weighted average share price of Donnelley Financial, RRD and LSC, as described in the Separation and Distribution Agreement. Converted awards retained the same vesting schedule and expiration date of the original awards. In addition, performance-based awards granted under RRD were converted into RSUs of Donnelley Financial, RRD and/or LSC (with satisfaction of performance conditions determined through the Separation Date) and remain subject to time-based vesting for the remainder of the applicable performance period. All equity awards converted upon Separation were authorized for issuance under the 2016 PIP. In periods following the Separation, the Company records share-based compensation expense for its employees’ equity awards that were converted into Donnelley Financial, RRD and/or LSC equity awards.
Share-based compensation award, volume weighted average share price, measurement period		10 days
Share-based compensation award, vesting period				3 years
Share-based compensation				$ 2.5	$ 1.6	$ 2.1
Share-based compensation expense, income tax benefit				1.0	0.6	0.8
Unrecognized share-based compensation expense			$ 7.2	$ 7.2
Unrecognized share-based compensation expense, vest over weighted-average period				2 years 6 months
R.R. Donnelley & Sons Company
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation				$ 0.3	0.7	0.5
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation				1.9	$ 0.8	$ 1.5
Unrecognized share-based compensation expense			$ 3.7	$ 3.7
Unrecognized share-based compensation expense, vest over weighted-average period				2 years 1 month 6 days
Share-based compensation award, granted			77,000
Unrecognized share-based compensation expense, expected to vest, Shares			300,000	300,000
Unrecognized share-based compensation expense, weighted-average grant date fair value			$ 25.32	$ 25.32
Share-based compensation award, weighted average grant date fair value	[1]		$ 24.75
RSUs | Share-based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period				4 years
RSUs | Share-based Compensation Award, Tranche Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period				3 years
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation				$ 0.3
Unrecognized share-based compensation expense			$ 3.5	$ 3.5
Unrecognized share-based compensation expense, vest over weighted-average period				2 years 9 months 18 days
Share-based compensation expense, targeted performance percentage				100.00%
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting percentage			100.00%	100.00%
Stock options granted				0	0	0
2016 PIP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved and authorized			3,500,000	3,500,000
Shares authorized and available for grant			2,600,000	2,600,000
2016 PIP | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period				3 years
2016 PIP | RSUs | Certain Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, granted		60,748
2016 PIP | RSUs | Board of Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, granted		16,620
2016 PIP | RSUs | Share-based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period			2 years
Share-based compensation award, vesting percentage			50.00%
2016 PIP | RSUs | Share-based Compensation Award, Tranche Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period			3 years
Share-based compensation award, vesting percentage			50.00%
2016 PIP | Restricted Stock | Certain Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, granted		156,169
Share-based compensation award, weighted average grant date fair value		$ 24.75
2016 PIP | Restricted Stock | Share-based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period			2 years
Share-based compensation award, vesting percentage			50.00%
2016 PIP | Restricted Stock | Share-based Compensation Award, Tranche Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period			3 years
Share-based compensation award, vesting percentage			50.00%

[1]	The weighted average grant date fair value has been adjusted for the impact of the Separation.